Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 14,000,000.00
Amount of Registration Fee	$ 1,933.40
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,933.40 was paid in connection with the filing of the Schedule TO-I by FT Vest Total Return Income Fund: Series B2 on June 18, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.